Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 20,655	$ 18,707	$ 15,056
Increases in tax positions taken in current year	5,029	6,890	5,937
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(6,683)	(4,942)	(2,286)
Balance, end of year	$ 19,001	$ 20,655	$ 18,707